Schedule of Investments (unaudited) July 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.8%
CPFL Energia SA	17,111	$83,186

Chile — 1.9%
Cia Cervecerias Unidas SA, ADR	5,411	115,038
Enel Americas SA, ADR	11,736	80,274

		195,312

China — 26.1%
3SBio, Inc.(a)(b)	113,000	94,154
Agricultural Bank of China Ltd., Class A	115,700	52,450
Alibaba Group Holding Ltd.(a)	4,648	113,517
Anhui Expressway Co. Ltd., Class H	6,000	3,586
BBMG Corp., Class H	286,000	50,440
China Petroleum & Chemical Corp., Class A	101,900	62,869
China Petroleum & Chemical Corp., Class H	18,000	8,231
China Railway Signal & Communication Corp. Ltd., Class A	65,345	51,204
China Resources Pharmaceutical Group Ltd.(b)	219,500	117,567
China Yangtze Power Co. Ltd., Class A	32,500	95,592
China Yongda Automobiles Services Holdings Ltd.	3,000	5,602
Dali Foods Group Co. Ltd.(b)	225,500	122,164
Datang International Power Generation Co. Ltd., Class H	206,000	31,531
Fu Shou Yuan International Group Ltd.	96,000	91,614
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	4,000	10,815
Haier Smart Home Co. Ltd., Class H(a)	1,800	6,173
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	1,000	19,420
JD.com, Inc., ADR(a)	1,528	108,305
Lenovo Group Ltd.	138,000	128,683
Liaoning Port Co. Ltd., Class H	110,000	10,200
NetEase, Inc.	1,000	19,890
NetEase, Inc., ADR	298	30,459
PetroChina Co. Ltd., Class A	39,800	28,796
Postal Savings Bank of China Co. Ltd., Class A	137,500	99,724
Shanghai Baosight Software Co. Ltd., Class A	6,760	69,923
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(b)	3,400	22,931
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	70,900	151,315
Shenzhen Expressway Co. Ltd., Class H	6,000	5,669
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,300	139,355
Shenzhou International Group Holdings Ltd.	800	17,755
Sinopharm Group Co. Ltd., Class H	5,200	13,635
Sinotrans Ltd., Class H	15,000	5,549
Tencent Holdings Ltd.	1,900	114,585
Tingyi Cayman Islands Holding Corp.	42,000	75,723
Uni-President China Holdings Ltd.	53,000	53,289
WuXi AppTec Co. Ltd., Class A	4,900	114,123
WuXi AppTec Co. Ltd., Class H(b)	2,760	61,176
Wuxi Biologics Cayman, Inc.(a)(b)	5,500	84,008
Xtep International Holdings Ltd.	4,500	6,258
Yum China Holdings, Inc.	1,901	118,223
Zhongsheng Group Holdings Ltd.	4,000	36,865
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	35,000	41,357
ZTE Corp., Class A	26,561	159,896

		2,654,621

Greece — 0.3%
Hellenic Telecommunications Organization SA	1,402	25,584

Security	Shares	Value

Hong Kong — 1.8%
Beijing Enterprises Water Group Ltd.	378,000	$138,755
GCL-Poly Energy Holdings Ltd.(a)	14,000	2,240
Guangdong Investment Ltd.	28,000	39,180

		180,175

Hungary — 0.4%
OTP Bank Nyrt(a)	725	39,096

India — 12.5%
Asian Paints Ltd.	3,425	136,275
Cadila Healthcare Ltd.	6,015	47,413
Colgate-Palmolive India Ltd.	3,066	70,288
Dabur India Ltd.	8,027	64,851
HDFC Bank Ltd., ADR	1,990	140,434
HDFC Life Insurance Co. Ltd.(b)	15,958	142,545
Infosys Ltd.	3,722	81,117
Infosys Ltd., ADR	3,113	68,860
ITC Ltd.	53,372	147,162
L&T Technology Services Ltd.(b)	212	10,578
Larsen & Toubro Infotech Ltd.(b)	1,826	115,070
Marico Ltd.	11,222	82,561
Ratnamani Metals & Tubes Ltd.(a)	224	6,462
Tata Consultancy Services Ltd.	3,376	143,931
Wipro Ltd.	2,131	16,843

		1,274,390

Kuwait — 0.0%
Mobile Telecommunications Co. KSC.	50	98

Malaysia — 5.3%
Axiata Group BHD	58,100	51,370
Malayan Banking Bhd	47,100	89,401
Maxis Bhd	97,400	98,323
Petronas Dagangan BHD	17,300	75,421
Petronas Gas BHD	15,400	55,615
RHB Bank Bhd	115,700	140,101
Westports Holdings BHD	24,200	23,283

		533,514

Mexico — 0.5%
Coca-Cola Femsa SAB de CV	9,861	55,903

Peru — 1.1%
Credicorp Ltd.	1,122	113,277

Philippines — 0.6%
Globe Telecom, Inc.	895	33,304
Manila Electric Co.	5,910	31,373

		64,677

Poland — 0.6%
Bank Polska Kasa Opieki SA	2,332	56,955

Qatar — 2.9%
Masraf Al Rayan QSC	62,668	73,025
Ooredoo QPSC	40,457	77,173
Qatar National Bank QPSC	28,491	139,711

		289,909

Russia — 1.9%
PhosAgro PJSC, GDR, Registered Shares	4,667	88,813
Sberbank of Russia PJSC, ADR	3,821	63,587
Surgutneftegas PJSC	99,387	44,176

		196,576

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia — 9.0%
Al Rajhi Bank	5,037	$149,021
Dr Sulaiman Al Habib Medical Services Group Co.	1,698	77,275
Etihad Etisalat Co.	17,312	148,690
Jarir Marketing Co.	2,761	148,100
Saudi Arabian Oil Co.(b)	15,942	148,138
Saudi Basic Industries Corp	4,617	148,508
Saudi Telecom Co.	2,685	95,849

		915,581

South Africa — 2.3%
Clicks Group Ltd.	2,522	45,630
Naspers Ltd., N Shares	176	33,964
Vodacom Group Ltd.	16,979	151,396

		230,990

South Korea — 10.2%
Amorepacific Group	2,182	109,370
BGF retail Co. Ltd.	665	93,496
CJ Logistics Corp.(a)	206	31,526
Hyundai Mobis Co. Ltd.	449	104,318
KT Corp.	233	6,845
KT Corp., ADR	9,739	140,144
KT&G Corp.	1,340	95,930
LG Household & Health Care Ltd.	84	106,547
NAVER Corp.	346	130,408
NCSoft Corp.	45	32,275
NHN Corp.(a)	250	16,786
Samsung Electronics Co. Ltd.	1,237	84,532
Samsung SDS Co. Ltd.	534	84,840

		1,037,017

Taiwan — 15.3%
Chang Hwa Commercial Bank Ltd.	249,000	147,560
Chunghwa Telecom Co. Ltd.	35,000	144,426
CTBC Financial Holding Co. Ltd.	173,000	141,670
Delta Electronics, Inc.	4,000	41,216
E.Sun Financial Holding Co. Ltd.	150,000	142,267
First Financial Holding Co. Ltd.	113,000	91,983
Formosa Plastics Corp.	16,000	57,233
Inventec Corp.	44,000	36,970
MediaTek, Inc.	3,000	98,094
Nan Ya Plastics Corp.	15,000	46,813

Security	Shares	Value

Taiwan (continued)
Nanya Technology Corp.	10,000	$26,017
President Chain Store Corp.	11,000	110,488
Synnex Technology International Corp.	34,000	64,577
Taiwan Business Bank	112,000	38,008
Taiwan Cooperative Financial Holding Co. Ltd.	99,000	77,392
Taiwan Mobile Co. Ltd.	39,000	145,038
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	146,297

		1,556,049

Thailand — 3.0%
Bangkok Dusit Medical Services PCL, NVDR	183,700	125,825
Home Product Center PCL, NVDR	75,000	30,385
Siam Cement PCL, NVDR	11,400	143,733

		299,943

Turkey — 0.5%
Turkcell Iletisim Hizmetleri, ADR	10,868	49,449

United Arab Emirates — 0.0%
Emirates Telecommunications Group Co. PJSC	20	124

Total Long-Term Investments — 97.0% (Cost: $9,947,952)		9,852,426

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	107,730	107,730

Total Short-Term Securities — 1.1% (Cost: $107,730)		107,730

Total Investments — 98.1% (Cost: $10,055,682)		9,960,156

Other Assets Less Liabilities — 1.9%		197,602

Net Assets — 100.0%		$10,157,758

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,096,787	$—	$(989,057	)(a)	$—	$—	$107,730	107,730	$16		$—
iShares MSCI Qatar ETF(b)	240,625	9,683	(243,393)		6,156	(13,071)	—	—	5,171		—
SL Liquidity Series, LLC, Money Market Series(b)	11,550	—	(11,550	)(a)	—	—	—	—	80	(c)	—

					$6,156	$(13,071)	$107,730		$5,267		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	3	09/17/21	$ 192	$(668)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$83,186	$—	$—	$83,186
Chile	195,312	—	—	195,312
China	379,151	2,275,470	—	2,654,621
Greece	—	25,584	—	25,584
Hong Kong	—	180,175	—	180,175
Hungary	—	39,096	—	39,096
India	209,294	1,065,096	—	1,274,390
Kuwait	98	—	—	98
Malaysia	406,723	126,791	—	533,514
Mexico	55,903	—	—	55,903
Peru	113,277	—	—	113,277
Philippines	33,304	31,373	—	64,677
Poland	—	56,955	—	56,955
Qatar	139,711	150,198	—	289,909
Russia	88,813	107,763	—	196,576
Saudi Arabia	148,138	767,443	—	915,581
South Africa	197,026	33,964	—	230,990
South Korea	246,691	790,326	—	1,037,017
Taiwan	145,038	1,411,011	—	1,556,049
Thailand	—	299,943	—	299,943
Turkey	49,449	—	—	49,449
United Arab Emirates	124	—	—	124

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$107,730	$—	$—	$107,730

	$2,598,968	$7,361,188	$—	$9,960,156

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(668)	$—	$—	$(668)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

4